PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
PROPERTY AND EQUIPMENT
Depereciation expense	$ 34,000	$ 90,000	$ 95,000	$ 281,000	$ 344,000	$ 480,000
Leasehold improvements					192,000
Difference between the right of use asset and the lease liability					356,000
Net gain					$ 164,000